Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Level 3	Mar. 31, 2011 Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 156,856	¥ 150,226	¥ 143,984	¥ 1,449	¥ 1,568
Actual return on plan assets:
Relating to assets still held at end of year				(19)	53
Relating to assets sold during the year				(45)	(11)
Purchases, sales and settlements				372	(161)
Fair value of plan assets at end of year	¥ 156,856	¥ 150,226	¥ 143,984	¥ 1,757	¥ 1,449